Earnings per share	12 Months Ended
Mar. 31, 2023
Basic and Diluted Earnings Per Shares [Abstract]
Earnings per share
21.	Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2023, 2022 and 2021 was based on the profit attributable to equity shareholders of the Company, being Rs.45,067, Rs.23,568 and Rs.17,238, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2023		2022		2021
Number of equity shares at the beginning of the year (excluding treasury shares)		165,957,378		165,726,030		165,776,132
Effect of treasury shares held during the year		2,138		-		(56,014)
Effect of equity shares issued on exercise of stock options		75,374		156,667		124,222
Weighted average number of equity shares – Basic		166,034,890		165,882,697		165,844,340
Earnings per share of par value Rs.5 – Basic	Rs.	271.43	Rs.	142.08	Rs.	103.94

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2023		2022		2021
Weighted average number of equity shares – Basic		166,034,890		165,882,697		165,844,340
Dilutive effect of stock options outstanding (1)		353,280		455,937		471,701
Weighted average number of equity shares – Diluted		166,388,170		166,338,634		166,316,041
Earnings per share of par value Rs.5 – Diluted	Rs.	270.85	Rs.	141.69	Rs.	103.65

(1)
As of March 31, 2023, 2022 and 2021, 286,533, 13,284 and 235,460 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstand ing
.